UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                                --------------------


Check here if Amendment [x]; Amendment Number:     3
                                                 --------------

         This Amendment (Check only one.):  [x] is a restatement*.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060


Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           August 21, 2009
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

*Corrected market value in table.

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                    39
                                                   ----------
Form 13F Information Table Value Total:               $93,531
                                                  -----------
                                                  (thousands)

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CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY
WITH THE SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                Form 13F Information Table
                                Satellite Asset Management, L.P.
                                For Quarter Ended December 31, 2008




                                                              Market    Share/                                 Vtng    Vtng     Vtng
                                                               Value     Prn       SH/  Put/ Invstmnt  Other   Authr   Authr   Authr
Name of Issuer                    Title of Class   Cusip      x 1000     Amt       PRN  Call Dscrtion  Mngr    Sole    Shrd     None
-------------------               --------------   ---------  -------  ----------  ---- ---  --------  -----  -------  -----  ------
ATLAS ACQUISITION HLDGS CORP      W EXP 01/23/201  049162118       31    307,255   SH          SOLE            307,255
DANA HOLDING CORP                 COM              235825205       65     87,380   SH          SOLE             87,380
GLOBAL BRANDS ACQUISITION CO      W EXP 12/06/201  378982110       72  1,434,570   SH          SOLE          1,434,570
GLOBAL CONSUMER ACQST CORP        W EXP 11/27/201  378983118       94  1,041,589   SH          SOLE          1,041,589
HECKMANN CORP                     W EXP 11/09/201  422680116      780    678,012   SH          SOLE            678,012
HICKS ACQUISITION CO I INC        W EXP 09/28/201  429086127      132  2,632,080   SH          SOLE          2,632,080
HICKS ACQUISITION CO I INC        COM              429086309    7,100    776,010   SH          SOLE            776,010
MBF HEALTHCARE ACQUISITION C      W EXP 04/16/201  552650111        9    182,243   SH          SOLE            182,243
MERRILL LYNCH & CO INC            COM              590188108   11,638    999,820   SH          SOLE            999,820
NTR ACQUISITION CO                W EXP 06/28/201  629415118        0    650,300   SH          SOLE            650,300
OCEANAUT INC                      COM              675227102   17,793  2,258,056   SH          SOLE          2,258,056
OCEANAUT INC                      W EXP 01/01/201  675227110        8    140,659   SH          SOLE            140,659
TRIAN ACQUISITION I CORP          W EXP 01/23/201  89582E116    1,183  5,141,632   SH          SOLE          5,141,632
ENTERPRISE ACQUISITION CORP       COM              29365R108   16,004  1,745,229   SH          SOLE          1,745,229
ENTERPRISE ACQUISITION CORP       W EXP 11/07/201  29365R116       70  2,346,861   SH          SOLE          2,346,861
GHL ACQUISITION CORP              W EXP 02/14/201  36172H116       84    421,600   SH          SOLE            421,600
GOLDEN POND HEALTHCARE INC        W EXP 11/06/201  38116J117        4    149,372   SH          SOLE            149,372
LEVEL 3 COMMUNICATIONS INC        COM              52729N100      123    176,200   SH          SOLE            176,200
LEVEL 3 COMMUNICATIONS INC        NOTE  3.500% 6/1 52729NBK5    1,219  3,400,000   SH          SOLE          3,400,000
NRDC ACQUISITION CORP             W EXP 10/17/201  62941R110       61    290,495   SH          SOLE            290,495
POLARIS ACQUISITION CORP          COM              73104R102    1,574    172,950   SH          SOLE            172,950
POLARIS ACQUISITION CORP          W EXP 01/10/201  73104R110       31    684,331   SH          SOLE            684,331
RENAISSANCE ACQUISITION CORP      W EXP 01/28/201  75966C115       46  1,535,039   SH          SOLE          1,535,039
SP ACQUISITION HOLDINGS INC       W EXP 10/10/201  78470A112      172  1,076,850   SH          SOLE          1,076,850
SAPPHIRE INDUSTRIALS CORP         W EXP 01/17/201  80306T117      225  1,404,106   SH          SOLE          1,404,106
SECURE AMER ACQUISITION CORP      W EXP 10/23/201  81372L111       34    559,220   SH          SOLE            559,220
SIRIUS XM RADIO INC               COM              82967N108       42    349,660   SH          SOLE            349,660
SPORTS PPTYS ACQUISITION COR      W EXP 01/17/201  84920F115        3     31,874   SH          SOLE             31,874
STREAM GLOBAL SVCS INC            W EXP 10/17/201  86323M118      122    675,567   SH          SOLE            675,567
TRIPLECROWN ACQUISITION CORP      W EXP 10/22/201  89677G117      260  2,601,231   SH          SOLE          2,601,231
2020 CHINACAP ACQUIRCO INC        W EXP 11/08/201  90212G117       18    261,339   SH          SOLE            261,339
VICTORY ACQUISITION CORP          W EXP 04/24/201  92644D118       92  1,318,957   SH          SOLE          1,318,957
OVERTURE ACQUISITION CORP         W EXP 01/30/201  G6830P118      108  1,415,348   SH          SOLE          1,415,348
GLOBAL SHIP LEASE INC NEW         W EXP 08/24/201  Y27183113       22    130,124   SH          SOLE            130,124
NAVIOS MARITIME ACQUIS CORP       W EXP 06/25/201  Y62159119      162    900,800   SH          SOLE            900,800
WHIRLPOOL CORP                    PUT              963320956    1,096     26,500   SH   Put    SOLE             26,500
GENENTECH INC			  COM NEW	   368710406   28,741	 346,651   SH	       SOLE	       346,651
ROHM & HAAS CO			  COM		   775371107    2,864     46,351   SH	       SOLE		46,351
HUNTSMAN CORP			  CALL	           447011907	1,449	 421,300   SH   Call   SOLE	       421,300

REPORT SUMMARY: 39 Securities                       Total     $93,531